Capital Appreciation
                                     Income

                                   SEMI-ANNUAL
                                     REPORT

                               SEPTEMBER 30, 1997
                                   (UNAUDITED)




                                     UTILITY
                                      FUND



                                     EQUITY
                                      FUND



                                  GROWTH/VALUE
                                      FUND



                                AGGRESSIVE GROWTH
                                      FUND



                               GOVERNMENT MORTGAGE
                                      FUND
LOGO: Countrywide Investments

LETTER FROM THE CHAIRMAN
===============================================================================

PHOTO: Angelo R. Mozilo

Dear Shareholders:

Since David Loeb and I founded Countrywide in 1969, management has continually endeavored to make Countrywide a leader in every venture it undertakes. As we recently welcomed you to the Countrywide family, with the acquisition of Midwest Group by Countrywide, our vision of evolving into a widely recognized, highly skilled innovator of diversified financial products and services has become even more of a reality.

Nineteen funds are now offered through the Countrywide Family of Funds. The recent acquisition of five new funds is part of Countrywide's aggressive strategy to expand its Financial Services Division through the purchase of existing high-performance funds. As we continue to add new funds, fund shareholders will be provided with an even broader spectrum of investment choices. To follow through on our commitment to product expansion, Countrywide Investments recently created a merger and acquisition team of key managers dedicated to seeking out opportunities to grow our product line.

Countrywide proudly embraces and is committed to our new family members. We will continue to search for and offer financial products and services that provide the potential for profitable growth. We look forward to the future's endless opportunities.

Sincerely,




/S/Angelo R. Mozilo
Angelo R. Mozilo
Chairman

LETTER FROM THE PRESIDENT
===============================================================================

PHOTO: Robert H. Leshner

Dear Fellow Shareholders:

We are pleased to present the unaudited semi-annual report for Countrywide Strategic Trust. This report provides financial data and performance information for the six months ended September 30, 1997. Countrywide Investments' acquisition of Trans Adviser Funds, Inc., a family of five mutual funds, broadened our product offering. Two of the newly-acquired funds, the Growth/Value Fund and Aggressive Growth Fund are now part of Countrywide Strategic Trust and their results are included herein.

An exciting development during the period covered by this report was the passage of the federal budget agreement and sweeping tax legislation, which reduced tax rates on capital gains and broadened the market for Individual Retirement Accounts (IRAs). Many of these changes, including the expansion of traditional tax-deductible IRAs and the introduction of the Roth IRA, will take effect January 1, 1998. Countrywide Investments will have a full IRA product line available to help our shareholders take advantage of these new investment opportunities.

U.S. financial markets performed well during the twelve months ended September 30, 1997, primarily due to a combination of low inflation and steady economic growth. This favorable economic environment resulted in high employment levels and strong corporate profits, which provided momentum for the stock market. The bond markets were encouraged by the above-mentioned federal budget agreement and the powerful flow of federal government tax receipts, both of which reduced pressure on long-term interest rates.

Recently, the U.S. stock markets have become more volatile due to fears that economic troubles in the Asian markets could potentially hurt the performance of U.S. multinational corporations. Market volatility could continue, which means investors need to be comfortable with their investment strategies and goals. It is important to regularly review your investment objectives and recognize the level of risk you are willing to accept.

We believe that the economy will continue to grow at a healthy pace over the next several months driven by high consumer confidence levels and low interest rates, and that inflation will remain under control through the end of 1997 and into the early part of 1998. A continuation of these trends would be favorable for both stocks and bonds.

Countrywide Strategic Trust offers four stock funds which are appropriate for investors with long-term savings goals, each having a distinct investment objective. The Utility Fund seeks high current income and capital appreciation by investing in four key sectors of the utility industry: electric, gas, water and telecommunications. The Equity Fund seeks capital appreciation by investing in dividend-paying common stocks of well-established companies. Both the Growth/Value Fund and the Aggressive Growth Fund seek capital appreciation primarily through equity investments in companies whose valuations may not yet reflect their earnings and cash flow potential. The Growth/Value Fund focuses on companies with market capitalizations greater than $750 million, while the Aggressive Growth Fund generally features companies with less than $750 million capitalization at the time of purchase.

Total returns for the twelve months ended September 30, 1997, excluding the impact of applicable sales loads, were 15.95% and 15.09%, respectively, for the Utility Fund's Class A shares and Class C shares; 27.17% and 26.20%, respectively, for the Equity Fund's Class A shares and Class C shares; 44.69% for the Growth/Value Fund; and 52.42% for the Aggressive Growth Fund.

===============================================================================


The Government Mortgage Fund (formerly, the U.S. Government Securities Fund), is a high-quality choice for investors seeking current income, consistent with the protection of capital. The Fund's total return for the twelve months ended September 30, 1997, excluding the impact of applicable sales loads, was 8.58%.

Countrywide Investments remains committed to providing products and services that help investors meet their financial goals. Our success has been built on the confidence our investors have extended to us. We thank you for your support and look forward to continued service to you in the future.

Sincerely,




/s/Robert H. Leshner
Robert H. Leshner
President

STATEMENTS OF ASSETS AND LIABILITIES
September 30, 1997 (Unaudited)
===================================================================================================================================
                                                                                 UTILITY           EQUITY
                                                                                  FUND              FUND
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments in securities:
   At acquisition cost...................................................    $  28,562,425     $  25,565,995
                                                                            ===============   ===============

   At amortized cost.....................................................    $  28,549,833     $  25,566,891
                                                                            ===============   ===============


   At value (Note 2).....................................................    $  38,275,520     $  32,284,318
Investments in repurchase agreements (Note 2)............................          722,000                --
Cash ....................................................................              171               249
Receivable for capital shares sold ......................................            9,317             7,655
Dividends and interest receivable........................................          179,463            17,518
Other assets.............................................................              609               467
                                                                            ---------------   ---------------

   TOTAL ASSETS..........................................................       39,187,080        32,310,207
                                                                            ---------------   ---------------

LIABILITIES
Dividends payable........................................................           38,304             1,109
Payable for capital shares redeemed......................................          145,206            26,870
Payable for securities purchased.........................................               --         1,025,128
Payable to affiliates (Note 4)...........................................           31,523            29,313
Other accrued expenses and liabilities ..................................            7,424             4,116
                                                                            ---------------   ---------------

   TOTAL LIABILITIES.....................................................          222,457         1,086,536
                                                                            ---------------   ---------------


NET ASSETS ..............................................................    $  38,964,623     $  31,223,671
                                                                            ===============   ===============


Net assets consist of:
Paid-in capital..........................................................    $  28,623,981     $  24,322,422
Undistributed net investment income......................................               25                65
Accumulated net realized gains from security transactions................          614,930           183,757
Net unrealized appreciation on investments ..............................        9,725,687         6,717,427
                                                                            ---------------   ---------------

Net assets ..............................................................    $  38,964,623     $  31,223,671
                                                                            ===============   ===============

PRICING OF CLASS A SHARES
Net assets attributable to Class A shares ...............................    $  36,096,257     $  28,024,877
                                                                            ===============   ===============

Shares of beneficial interest outstanding (unlimited number
   of shares authorized, no par value) (Note 5)..........................        2,655,090         1,678,999
                                                                            ===============   ===============

Net asset value and redemption price per share (Note 2)..................    $       13.60     $       16.69
                                                                            ===============   ===============

Maximum offering price per share (Note 2)................................    $       14.17     $       17.39
                                                                            ===============   ===============


PRICING OF CLASS C SHARES
Net assets attributable to Class C shares ...............................    $   2,868,366     $   3,198,794
                                                                            ===============   ===============

Shares of beneficial interest outstanding (unlimited number
   of shares authorized, no par value) (Note 5)..........................          211,207           191,594
                                                                            ===============   ===============

Net asset value, offering price and redemption price per share (Note 2)..    $       13.58     $       16.70
                                                                            ===============   ===============

See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
September 30, 1997 (Unaudited)
===================================================================================================================================
                                                                GROWTH/        AGGRESSIVE        GOVERNMENT
                                                                 VALUE           GROWTH           MORTGAGE
                                                                 FUND             FUND              FUND
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments in securities:
   At acquisition cost..................................   $   19,809,253    $   9,878,384     $  20,677,491
                                                           ==============   ===============   ===============

   At amortized cost....................................   $   19,809,332    $   9,878,384     $  20,687,560
                                                           ==============   ===============   ===============

   At value (Note 2)....................................   $   27,400,399    $  15,625,797     $  21,088,951
Cash ...................................................            1,167               --             1,075
Receivable for capital shares sold......................           29,487           29,812               744
Receivable for securities sold..........................          369,738               --                --
Dividends and interest receivable.......................           12,563            1,521           166,611
Organization costs, net (Note 2)........................           19,054           19,054                --
Other assets............................................               --               24               118
                                                           --------------   ---------------   ---------------

   TOTAL ASSETS.........................................       27,832,408       15,676,208        21,257,499
                                                           --------------   --------------    ---------------

LIABILITIES
Bank overdraft..........................................               --           34,141                --
Dividends payable.......................................               --               --            13,062
Payable for capital shares redeemed.....................               --           61,833         5,549,601
Payable to affiliates (Note 4)..........................           34,670           19,691            12,746
Other accrued expenses and liabilities..................           14,488           11,751             5,570
                                                           --------------   ---------------   ---------------

   TOTAL LIABILITIES....................................           49,158          127,416         5,580,979
                                                           --------------   ---------------   ---------------

NET ASSETS .............................................   $   27,783,250    $  15,548,792     $  15,676,520
                                                           ==============   ===============   ===============

Net assets consist of:
Paid-in capital.........................................   $   19,169,261    $  10,211,040     $  19,734,356
Accumulated net investment loss.........................         ( 25,822)        ( 23,205)               --
Accumulated net realized gains (losses) from
     security transactions..............................        1,048,744        ( 386,456)        (4,459,227)
Net unrealized appreciation on investments..............        7,591,067        5,747,413           401,391
                                                           --------------   ---------------   ---------------

Net assets..............................................   $   27,783,250    $  15,548,792        15,676,520
                                                           ==============   ===============   ===============


Shares of beneficial interest outstanding (unlimited number
   of shares authorized, no par value) (Note 5).........        1,688,679          893,785         1,650,108
                                                           ==============   ===============   ===============

Net asset value and redemption price per share (Note 2).   $        16.45    $       17.40     $        9.50
                                                           ==============   ===============   ===============

Maximum offering price per share (Note 2)...............   $        17.14    $       18.13     $        9.69
                                                           ==============   ===============   ===============

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS
For the Six Months Ended September 30, 1997 (Unaudited)
===================================================================================================================================
                                                                                 UTILITY           EQUITY
                                                                                  FUND              FUND
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends ............................................................    $     813,359     $     109,197
   Interest .............................................................          126,378           141,597
                                                                            ---------------   ---------------

     TOTAL INVESTMENT INCOME ............................................          939,737           250,794
                                                                            ---------------   ---------------

EXPENSES
   Investment advisory fees (Note 4) ....................................          147,261            89,685
   Accounting services fees (Note 4) ....................................           21,000            21,000
   Transfer agent fees, Class A (Note 4).................................           17,495             6,723
   Transfer agent fees, Class C (Note 4).................................            6,000             6,000
   Distribution expenses, Class A (Note 4) ..............................           16,068             3,361
Distribution expenses, Class C (Note 4) .................................            4,570             4,316
   Registration fees, Common ............................................            2,438             1,515
   Registration fees, Class A ...........................................            4,692             5,209
   Registration fees, Class C ...........................................            4,092             3,599
   Postage and supplies..................................................           11,372             5,029
   Professional fees ....................................................            7,920             3,600
   Trustees' fees and expenses ..........................................            4,504             4,504
   Custodian fees .......................................................            3,162             2,769
   Reports to shareholders ..............................................            3,320             1,435
   Insurance expense ....................................................            2,675             1,181
   Other expenses .......................................................            1,396             1,351
                                                                            ---------------   ---------------

     TOTAL EXPENSES .....................................................          257,965           161,277
   Class A expenses reimbursed by the Adviser (Note 4)...................               --             ( 187)
                                                                            ---------------   ---------------

     NET EXPENSES .......................................................          257,965           161,090
                                                                            ---------------   ---------------

NET INVESTMENT INCOME ...................................................          681,772            89,704
                                                                            ---------------   ---------------

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
   Net realized gains from security transactions ........................          363,389            19,326
   Net change in unrealized appreciation/depreciation on investments.....        3,090,986         4,030,686
                                                                            ---------------   ---------------

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS ........................        3,454,375         4,050,012
                                                                            ---------------   ---------------

NET INCREASE IN NET ASSETS FROM OPERATIONS  .............................    $   4,136,147     $   4,139,716
                                                                            ===============   ===============

See accompanying notes to financial statements.



STATEMENTS OF OPERATIONS
For the Periods Ended September 30, 1997 and August 31, 1997
===================================================================================================================================
                                                           GROWTH/VALUE FUND              AGGRESSIVE GROWTH FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                                     One Month                      One Month
                                                       Ended          Year            Ended          Year
                                                     Sept. 30,        Ended         Sept. 30,        Ended
                                                      1997(A)      August 31,        1997(A)      August 31,
                                                    (Unaudited)       1997         (Unaudited)       1997
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends...................................   $     10,562    $    153,095    $     1,690    $    14,849
   Interest....................................          1,766          36,676            626         19,827
                                                 -------------   --------------  -------------  -------------
     TOTAL INVESTMENT INCOME...................         12,328         189,771          2,316         34,676
                                                 -------------   --------------  -------------  -------------

EXPENSES
   Investment advisory fees (Note 4)...........         22,701         206,612         12,425         94,159
   Shareholder service fees (Note 4)...........             --          51,654             --         23,540
   Distribution expenses (Note 4)..............          7,000              --          3,000             --
   Transfer agent fees (Note 4)................          1,000          28,000          1,000         27,079
   Administration fees (Note 4)................             --          30,995             --         24,866
   Accounting services fees (Note 4)...........          2,500          36,000          2,500         36,000
   Professional fees...........................          1,000          25,081          1,000         24,383
   Custodian fees..............................            500           5,121            500          3,192
   Amortization of organization costs (Note 2).            530           6,351            530          6,351
   Reports to shareholders.....................             --           2,885             --          1,282
   Insurance expense...........................             --           1,619             --            686
   Trustees' fees and expenses.................             --           1,646             --            734
   Registration fees...........................          2,919           2,666          3,992          2,522
   Other expenses..............................             --           5,765            574          2,838
                                                 -------------   --------------  -------------  -------------
     TOTAL EXPENSES............................         38,150         404,395         25,521        247,632
   Fees waived and/or expenses reimbursed by
     the Adviser (Note 4)......................             --              --             --        ( 64,077)
                                                 -------------   --------------  -------------  -------------
     NET EXPENSES..............................         38,150         404,395         25,521        183,555
                                                 -------------   --------------  -------------  -------------


NET INVESTMENT LOSS ...........................       ( 25,822)      ( 214,624)      ( 23,205)     ( 148,879)
                                                 -------------   --------------  -------------  -------------

REALIZED AND UNREALIZED
   GAINS (LOSSES) ON INVESTMENTS
   Net realized gains (losses) from
     security transactions.....................       1,048,744        894,909       ( 29,978)     ( 356,478)
   Net change in unrealized appreciation/
     depreciation on investments ..............       ( 83,409)      7,431,395      1,033,676      4,653,168
                                                 -------------   --------------  -------------  -------------

NET REALIZED AND UNREALIZED
   GAINS ON INVESTMENTS ......................         965,335       8,326,304      1,003,698      4,296,690
                                                 -------------   --------------  -------------  -------------


NET INCREASE IN NET ASSETS
   FROM OPERATIONS  ...........................   $    939,513    $  8,111,680    $   980,493    $ 4,147,811
                                                 =============   ==============  =============  =============

(A) Effective as of the close of business on August 29, 1997, the Growth/Value Fund and Aggressive Growth Fund were reorganized and the fiscal year-end of each Fund, subsequent to August 31, 1997, was changed to March 31 (Note 6).

See accompanying notes to financial statements.



STATEMENTS OF OPERATIONS
For the Six Months Ended September 30, 1997 (Unaudited)
===================================================================================================================================
                                                                                                 GOVERNMENT
                                                                                                  MORTGAGE
                                                                                                    FUND
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Interest.................................................................................   $     761,182
                                                                                              ---------------

EXPENSES
   Investment advisory fees (Note 4)........................................................          80,687
   Accounting services fees (Note 4)........................................................          19,500
   Transfer agent fees (Note 4).............................................................           8,977
   Registration fees........................................................................           7,509
   Postage and supplies.....................................................................           5,342
   Professional fees........................................................................           4,680
   Trustees' fees and expenses..............................................................           4,504
   Custodian fees...........................................................................           3,922
   Insurance expense........................................................................           1,611
   Distribution expenses (Note 4)...........................................................           1,475
   Reports to shareholders..................................................................             927
   Other expenses...........................................................................           2,466
                                                                                              ---------------

     TOTAL EXPENSES.........................................................................         141,600
   Fees waived by the Adviser (Note 4)......................................................        ( 12,500 )
                                                                                              ---------------

     NET EXPENSES...........................................................................         129,100
                                                                                              ---------------


NET INVESTMENT INCOME ......................................................................         632,082
                                                                                              ---------------

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
   Net realized gains from security transactions............................................           4,762
     Net change in unrealized appreciation/depreciation on investments......................         620,443
                                                                                              ---------------

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS ...........................................         625,205
                                                                                              ---------------

NET INCREASE IN NET ASSETS FROM OPERATIONS .................................................   $   1,257,287
                                                                                              ---------------

See accompanying notes to financial statements.



STATEMENTS OF CHANGES IN NET ASSETS
For the Periods Ended September 30, 1997 and March 31, 1997
===================================================================================================================================
                                                              UTILITY                        EQUITY
                                                               FUND                           FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                                    Six Months                     Six Months
                                                       Ended          Year            Ended          Year
                                                     Sept. 30,        Ended         Sept. 30,        Ended
                                                       1997         March 31,         1997         March 31,
                                                    (Unaudited)       1997         (Unaudited)       1997
-----------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS:
   Net investment income.......................   $    681,772    $  1,528,551    $    89,704    $   116,042
   Net realized gains from security
     transactions..............................        363,389         349,605         19,326        482,875
   Net change in unrealized appreciation/
     depreciation on investments...............      3,090,986         517,054      4,030,686        952,569
                                                 -------------   --------------  -------------  -------------

Net increase in net assets from operations.....      4,136,147       2,395,210      4,139,716      1,551,486
                                                 -------------   --------------  -------------  -------------


DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income, Class A.........      ( 640,048)    ( 1,429,043)      ( 89,646)     ( 112,251)
   From net investment income, Class C.........       ( 41,941)       ( 99,266)            --        ( 3,811)
   From net realized gains on security
     transactions, Class A.....................             --        ( 62,089)            --        ( 43,452)
   From net realized gains on security
     transactions, Class C.....................             --         ( 5,448)            --         ( 9,121)
                                                 -------------   --------------  -------------  -------------
Decrease in net assets from distributions
     to shareholders..........................      ( 681,989)     ( 1,595,846)      ( 89,646)       (168,635)
                                                 -------------   --------------  -------------  -------------


FROM CAPITAL SHARE TRANSACTIONS (NOTE 5):
CLASS A
   Proceeds from shares sold...................      2,146,476       3,695,972     19,321,678      7,488,016
   Net asset value of shares issued in
     reinvestment of distributions to
     shareholders..............................        569,680       1,310,464         87,670        149,729
   Payments for shares redeemed................    ( 5,890,370)   ( 10,075,932)   ( 9,832,409)   ( 2,279,007)
                                                 -------------   --------------  -------------  -------------

Net increase (decrease) in net assets from
   Class A share transactions..................    ( 3,174,214)    ( 5,069,496)     9,576,939      5,358,738
                                                 -------------   --------------  -------------  -------------

CLASS C
   Proceeds from shares sold...................         78,245         978,844        168,197        665,009
   Net asset value of shares issued in
     reinvestment of distributions to
     shareholders..............................         37,477          90,743             --         12,637
   Payments for shares redeemed................      ( 617,470)    ( 1,723,275)     ( 324,326)     ( 604,567)
                                                 -------------   --------------  -------------  -------------

Net increase (decrease) in net assets from
   Class C share transactions..................       501,748)       ( 653,688)     ( 156,129)        73,079
                                                 -------------   --------------  -------------  -------------

Net increase (decrease) from capital share
     transactions..............................   ( 3,675,962)     ( 5,723,184)     9,420,810      5,431,817
                                                 -------------   --------------  -------------  -------------


TOTAL INCREASE (DECREASE) IN NET ASSETS .......      ( 221,804)    ( 4,923,820)    13,470,880      6,814,668

NET ASSETS:
   Beginning of period.........................     39,186,427      44,110,247     17,752,791     10,938,123
                                                 -------------   --------------  -------------  -------------

   End of period...............................   $ 38,964,623    $ 39,186,427    $31,223,671    $17,752,791
                                                 =============   ==============  =============  =============

UNDISTRIBUTED NET INVESTMENT INCOME   .........   $         25    $        242    $        65    $         7
                                                 =============   ==============  =============  =============

See accompanying notes to financial statements.


STATEMENTS OF CHANGES IN NET ASSETS
For the Periods Ended September 30, 1997 and August 31, 1997 and 1996
===================================================================================================================================
                                                          Growth/Value Fund                     Aggressive Growth Fund
-----------------------------------------------------------------------------------------------------------------------------------
                                                One Month                                 One Month
                                                  Ended          Year        Period         Ended         Year        Period
                                                 Sept. 30,       Ended        Ended        Sept. 30,      Ended       Ended
                                                  1997(A)      August 31,   August 31,      1997(A)     August 31,   August 31,
                                                (Unaudited)       1997        1996(B)     (Unaudited)      1997        1996(B)
-----------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS:
   Net investment loss.....................     $( 25,822)    $( 214,624)   $ ( 50,747)   $( 23,205)   $ ( 148,879)   $ ( 39,525)
   Net realized gains (losses) from
     security transactions.................      1,048,744       894,909        89,352     ( 29,978)     ( 356,478)       43,284
   Net change in unrealized appreciation/
     depreciation on investments...........       ( 83,409)    7,431,395       243,081    1,033,676      4,653,168        60,569
                                                -----------   -----------   -----------  -----------    -----------    -----------
Net increase in net assets from
     operations............................        939,513     8,111,680       281,686      980,493      4,147,811         64,328
                                                -----------   -----------   -----------  -----------    -----------    -----------

DISTRIBUTIONS TO SHAREHOLDERS:
   From net realized gains on security
     transactions..........................             --     ( 888,542)           --          --        ( 16,180)            --
                                                -----------   -----------   -----------  -----------    -----------    -----------
Decrease in net assets from distributions
     to shareholders.......................             --     ( 888,542)           --          --        ( 16,180)            --
                                                -----------   -----------   -----------  -----------    -----------    -----------

FROM CAPITAL SHARE TRANSACTIONS (Note 5):
   Proceeds from shares sold ..............      1,146,387     9,367,824    15,471,301    1,157,394      5,211,479       7,269,024
   Net asset value of shares issued in
     reinvestment of distributions to
     shareholders..........................             --       260,810            --           --          4,532              --
Payments for shares redeemed ..............      1,080,719)   (5,181,368)    ( 645,322)   ( 572,830)   ( 1,913,821)      ( 783,438)
                                                -----------   -----------   -----------  -----------    -----------    -----------

Net increase in net assets from capital
     share transactions....................          65,668     4,447,266    14,825,979      584,564      3,302,190      6,485,586
                                                 -----------   -----------   -----------  -----------    -----------    -----------

TOTAL INCREASE IN NET ASSETS  .............       1,005,181    11,670,404    15,107,665    1,565,057      7,433,821      6,549,914
NET ASSETS:
   Beginning of period.....................      26,778,069    15,107,665            --   13,983,735      6,549,914            --
                                                 -----------   -----------   -----------  -----------    -----------    -----------
   End of period...........................     $27,783,250   $26,778,069   $15,107,665  $15,548,792    $13,983,735     $6,549,914
                                                 ===========   ===========   ===========  ===========    ===========    ===========

ACCUMULATED NET INVESTMENT LOSS ...........       $( 25,822)      $    --        $   --   $ ( 23,205)       $    --       $     --
                                                 ===========   ===========   ===========  ===========    ===========    ===========

(A) Effective as of the close of business on August 29, 1997, the Growth/Value Fund and Aggressive Growth Fund were reorganized and the fiscal year-end of each Fund, subsequent to August 31, 1997, was changed to March 31 (Note 6).
(B) Represents the period from the commencement of operations (September 29, 1995) through August 31, 1996.

See accompanying notes to financial statements.



STATEMENTS OF CHANGES IN NET ASSETS
For the Periods Ended September 30, 1997 and March 31, 1997
===================================================================================================================================
                                                                                        GOVERNMENT
                                                                                       MORTGAGE FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                                                               Six Months
                                                                                  Ended             Year
                                                                                Sept. 30,           Ended
                                                                                  1997            March 31,
                                                                               (Unaudited)          1997
-----------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS:
   Net investment income.................................................    $     632,082     $   1,312,136
   Net realized gains (losses) from security transactions................            4,762         ( 386,798 )
   Net change in unrealized appreciation/
     depreciation on investments.........................................          620,443         ( 119,168 )
                                                                            ---------------   ---------------

Net increase in net assets from operations...............................        1,257,287           806,170
                                                                            ---------------   ---------------

DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income............................................        ( 632,082 )     ( 1,312,136 )
                                                                            ---------------   ---------------

Decrease in net assets from distributions to shareholders................        ( 632,082 )     ( 1,312,136 )
                                                                            ---------------   ---------------

FROM CAPITAL SHARE TRANSACTIONS (NOTE 5):
   Proceeds from shares sold.............................................          237,064         2,971,422
   Net asset value of shares issued in
     reinvestment of distributions to shareholders.......................          542,452         1,068,202
   Payments for shares redeemed..........................................      ( 7,571,416 )     ( 6,606,868 )
                                                                            ---------------   ---------------

Net decrease in net assets from capital share transactions...............      ( 6,791,900 )     ( 2,567,244 )
                                                                            ---------------   ---------------

TOTAL DECREASE IN NET ASSETS ............................................      ( 6,166,695 )     ( 3,073,210 )
NET ASSETS:
   Beginning of period...................................................       21,843,215        24,916,425
                                                                            ---------------   ---------------
   End of period.........................................................    $  15,676,520     $  21,843,215
                                                                            ===============   ===============


See accompanying notes to financial statements.

UTILITY FUND
FINANCIAL HIGHLIGHTS - CLASS A
===================================================================================================================================
                                                 Per Share Data for a Share Outstanding Throughout Each Period
===================================================================================================================================
                                            Six Months
                                               Ended
                                             Sept. 30,                  Year Ended March 31,
                                               1997
                                            (Unaudited)   1997       1996       1995       1994         1993

-----------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period.....  $  12.44   $  12.24   $  10.47   $  10.52    $ 11.34    $ 10.58
                                            ---------- ----------  ---------  ---------  ---------  ---------

Income from investment operations:
   Net investment income...................      0.24       0.46       0.47       0.43       0.37       0.48
   Net realized and unrealized
     gains (losses) on investments.........      1.16       0.22       1.77     ( 0.05 )   ( 0.59 )     1.62
                                            ---------- ----------  ---------  ---------  ---------  ---------

Total from investment operations...........      1.40       0.68       2.24       0.38     ( 0.22 )     2.10
                                            ---------- ----------  ---------  ---------  ---------  ---------


Less distributions:
   Dividends from net investment income....    ( 0.24)    ( 0.46)    ( 0.47 )   ( 0.43 )   ( 0.37 )   ( 0.48 )
   Distributions from net realized gains...        --     ( 0.02)        --         --     ( 0.23 )   ( 0.86 )
                                            ---------- ----------  ---------  ---------  ---------  ---------

Total distributions........................    ( 0.24)    ( 0.48)    ( 0.47 )   ( 0.43 )   ( 0.60 )   ( 1.34 )
                                            ---------- ----------  ---------  ---------  ---------  ---------


Net asset value at end of period...........  $  13.60   $  12.44   $  12.24   $  10.47    $ 10.52    $ 11.34
                                            ========== ==========  =========  =========  =========  =========


Total return(A) ...........................    22.47%(C)    5.61%     21.65%      3.68%    ( 2.11%)    20.64%
                                            ========== ==========  =========  =========  =========  =========



Net assets at end of period (000's)........  $ 36,096   $ 36,087   $ 40,424   $ 40,012    $40,373    $42,051
                                            ========== ==========  =========  =========  =========  =========

Ratio of expenses to average net assets....     1.25%(C)    1.25%      1.25%      1.25%      1.25%      1.40%

Ratio of net investment income to average
     net assets............................     3.52%(C)    3.65%      3.97%      4.06%      3.32%       4.41%

Portfolio turnover rate ...................        0%          3%        11%        17%        91%        137%

Average commission rate per share(B) ......  $ 0.1200   $ 0.1200
-----------------------------------------------------------------------------------------------------------------------------------

(A) The total returns shown do not include the effect of applicable sales loads.
(B) Beginning with the year ended March 31, 1997, the Fund is required to disclose its average commission rate per share for security trades on which commissions are charged.
(C) Annualized.

See accompanying notes to financial statements.

UTILITY FUND
FINANCIAL HIGHLIGHTS - CLASS C
===================================================================================================================================
                                                 Per Share Data for a Share Outstanding Throughout Each Period
===================================================================================================================================
                                                   Six Months
                                                      Ended                                          Period
                                                    Sept. 30,         Year Ended March 31,            Ended
                                                      1997                                          March 31,
                                                   (Unaudited)    1997        1996        1995       1994(A)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period..........    $  12.43    $  12.23    $  10.46    $  10.51     $ 11.55
                                                  ----------   ---------   ----------   ---------   ---------

Income from investment operations:
   Net investment income........................        0.17        0.35        0.37        0.35        0.23
   Net realized and unrealized gains (losses)
     on investments.............................        1.17        0.24        1.78      ( 0.04)      ( 0.81)
                                                  ----------   ---------   ----------   ---------   ---------

Total from investment operations................        1.34        0.59        2.15        0.31      ( 0.58)
                                                  ----------   ---------   ----------   ---------   ---------

Less distributions:
   Dividends from net investment income.........      ( 0.19)     ( 0.37)     ( 0.38)      ( 0.36)    ( 0.23)
   Distributions from net realized gains........          --      ( 0.02)         --          --      ( 0.23)
                                                  ----------   ---------   ----------   ---------   ---------

Total distributions.............................      ( 0.19)     ( 0.39)     ( 0.38)      ( 0.36)    ( 0.46)
                                                  ----------   ---------   ----------   ---------   ---------

Net asset value at end of period................    $  13.58    $  12.43    $  12.23    $  10.46     $ 10.51
                                                  ==========   =========   ==========   =========   =========

Total return(B) ................................      21.49%(D)    4.82%      20.78%       3.00%      ( 7.89%)(D)
                                                  ==========   =========   ==========   =========   =========

Net assets at end of period (000's).............    $  2,868    $  3,099    $  3,686    $  3,599     $ 1,742
                                                  ==========   =========   ==========   =========   =========

Ratio of expenses to average net assets ........       2.00%(D)    2.00%       2.00%       2.00%       2.00% (D)

Ratio of net investment income to average
     net assets.................................       2.76%(D)    2.89%       3.19%        3.41%      2.19% (D)

Portfolio turnover rate.........................          0%          3%         11%         17%         91% (D)

Average commission rate per share(C)  ..........    $ 0.1200    $ 0.1200
-----------------------------------------------------------------------------------------------------------------------------------

(A) Represents the period from date of public offering (August 2, 1993) through March 31, 1994.
(B) The total returns shown do not include the effect of applicable sales loads.
(C) Beginning with the year ended March 31, 1997, the Fund is required to disclose its average commission rate per share for security trades on which commissions are charged.
(D) Annualized.

See accompanying notes to financial statements.

EQUITY FUND
FINANCIAL HIGHLIGHTS - CLASS A
===================================================================================================================================
                                                Per Share Data for a Share Outstanding Throughout Each Period
===================================================================================================================================
                                                   Six Months
                                                      Ended                                          Period
                                                    Sept. 30,         Year Ended March 31,            Ended
                                                      1997                                          March 31,
                                                   (Unaudited)    1997        1996        1995       1994(A)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period..........    $  13.76    $  12.45    $   9.84    $   9.26     $ 10.02
                                                  ----------   ---------   ----------   ---------   ---------

Income from investment operations:
   Net investment income........................        0.06        0.12        0.13        0.15        0.08
   Net realized and unrealized gains (losses)
     on investments.............................        2.93        1.35        2.60        0.59      ( 0.34)
                                                  ----------   ---------   ----------   ---------   ---------

Total from investment operations................        2.99        1.47        2.73        0.74      ( 0.26)
                                                  ----------   ---------   ----------   ---------   ---------


Less distributions:
   Dividends from net investment income.........      ( 0.06)     ( 0.12)     ( 0.12)     ( 0.16)     ( 0.08)
   Distributions from net realized gains........          --      ( 0.04)         --          --      ( 0.42)
                                                  ----------   ---------   ----------   ---------   ---------

Total distributions.............................      ( 0.06)     ( 0.16)     ( 0.12)     ( 0.16)     ( 0.50)
                                                  ----------   ---------   ----------   ---------   ---------


Net asset value at end of period................    $  16.69    $  13.76    $  12.45    $   9.84     $  9.26
                                                  ==========   =========   ==========   =========   =========



Total return(B) ................................      43.38%(E)   11.82%      27.90%      8.07%      ( 3.98%) (E)
                                                  ==========   =========   ==========   =========   =========

Net assets at end of period (000's).............    $ 28,025    $ 14,983    $  8,502    $  4,300     $ 3,346
                                                  ==========   =========   ==========   =========   =========

Ratio of expenses to average net assets(C)  ....       1.25%(E)    1.25%       1.25%       1.25%       1.24% (E)

Ratio of net investment income to average
     net assets.................................       0.85%(E)    0.91%       1.06%       1.57%       0.82% (E)

Portfolio turnover rate.........................          9%(E)      38%         38%        159%        109% (E)

Average commission rate per share(D) ...........    $ 0.1080    $ 0.1199
-----------------------------------------------------------------------------------------------------------------------------------

(A) Represents the period from date of public offering (August 2, 1993) through March 31, 1994.
(B) The total returns shown do not include the effect of applicable sales loads.
(C) Absent fee waivers and/or expense reimbursements by the Adviser, the ratios of expenses to average net assets would have been 1.43%, 2.02%, 1.94% and 2.04%(E) for the periods ended March 31, 1997, 1996, 1995 and 1994, respectively.
(D) Beginning with the year ended March 31, 1997, the Fund is required to disclose its average commission rate per share for security trades on which commissions are charged.
(E) Annualized.

See accompanying notes to financial statements.

EQUITY FUND
FINANCIAL HIGHLIGHTS - CLASS C
===================================================================================================================================
                                                Per Share Data for a Share Outstanding Throughout Each Period
===================================================================================================================================
                                                   Six Months
                                                      Ended                                          Period
                                                    Sept. 30,         Year Ended March 31,            Ended
                                                      1997                                          March 31,
                                                   (Unaudited)    1997        1996        1995       1994(A)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period..........    $  13.77    $  12.46    $   9.86    $   9.26     $ 10.00
                                                  ----------   ---------   ----------   ---------   ---------

Income from investment operations:
   Net investment income........................       0.01         0.02        0.05        0.10        0.03
   Net realized and unrealized gains (losses)
     on investments.............................       2.92         1.35        2.60        0.57      ( 0.32)
                                                  ----------   ---------   ----------   ---------   ---------

Total from investment operations................        2.93        1.37        2.65        0.67      ( 0.29)
                                                  ----------   ---------   ----------   ---------   ---------

Less distributions:
   Dividends from net investment income.........          --      ( 0.02)     ( 0.05)     ( 0.07)     ( 0.03)
   Distributions from net realized gains........          --      ( 0.04)         --          --      ( 0.42)
                                                  ----------   ---------   ----------   ---------   ---------

Total distributions.............................          --      ( 0.06)     ( 0.05)     ( 0.07)     ( 0.45)
                                                  ----------   ---------   ----------   ---------   ---------

Net asset value at end of period................    $  16.70    $  13.77    $  12.46    $   9.86     $  9.26
                                                  ==========   =========   ==========   =========   =========

Total return(B) ................................      42.44%(E)   11.01%      26.90%      7.32%      ( 3.58%) (E)
                                                  ==========   =========   ==========   =========   =========

Net assets at end of period (000's).............    $  3,199    $  2,770    $  2,436    $  1,995     $ 5,857
                                                  ==========   =========   ==========   =========   =========

Ratio of expenses to average net assets(C)  ....       2.00%(E)    2.00%       2.00%       2.00%       1.94% (E)

Ratio of net investment income to average
     net assets.................................       0.09%(E)    0.15%       0.38%       0.68%       0.58% (E)

Portfolio turnover rate.........................          9%(E)      38%         38%        159%        109% (E)

Average commission rate per share(D) ...........    $ 0.1080    $ 0.1199
-----------------------------------------------------------------------------------------------------------------------------------

(A) Represents the period from date of public offering (June 7, 1993) through March 31, 1994.
(B) The total returns shown do not include the effect of applicable sales loads.
(C) Absent fee waivers and/or expense reimbursements by the Adviser, the ratios of expenses to average net assets would have been 2.14%, 2.70%, 2.50% and 2.33%(E) for the periods ended March 31, 1997, 1996, 1995 and 1994, respectively.
(D) Beginning with the year ended March 31, 1997, the Fund is required to disclose its average commission rate per share for security trades on which commissions are charged.
(E) Annualized.

See accompanying notes to financial statements.

GROWTH/VALUE FUND
FINANCIAL HIGHLIGHTS
===================================================================================================================================
                                                 Per Share Data for a Share Outstanding Throughout Each Period
===================================================================================================================================
                                                              One Month
                                                                 Ended            Year             Period
                                                               Sept. 30,          Ended             Ended
                                                               1997 (A)        August 31,        August 31,
                                                              (Unaudited)         1997            1996 (B)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period..................   $        15.90    $       11.18     $       10.00
                                                           --------------   ---------------   ---------------

Income from investment operations:
   Net investment loss..................................           ( 0.02)          ( 0.13 )          ( 0.06)(C)
   Net realized and unrealized gains on investments.....             0.57             5.39              1.24
                                                           --------------   ---------------   ---------------
Total from investment operations........................             0.55             5.26              1.18
                                                           --------------   ---------------   ---------------

Less distributions:
   Distributions from net realized gains................               --           ( 0.54 )            --
                                                           --------------   ---------------   ---------------
Total distributions.....................................               --           ( 0.54 )            --
                                                           --------------   ---------------   ---------------

Net asset value at end of period........................   $        16.45    $       15.90     $       11.18
                                                           ==============   ===============   ===============

Total return (D) .......................................            3.46%           47.11%            11.80%
                                                           ==============   ===============   ===============

Net assets at end of period (000's).....................   $       27,783    $      26,778     $      15,108
                                                           ==============   ===============   ===============

Ratio of expenses to average net assets (E) ............            1.66% (F)         1.95%             1.95% (F)

Ratio of net investment loss to average net assets......          ( 1.12%)(F)       ( 1.03%)          ( 0.62%)(F)

Portfolio turnover rate.................................              10%               52%                21%

Average commission rate per share.......................   $       0.0600    $      0.0554     $      0.0700
-----------------------------------------------------------------------------------------------------------------------------------

(A) Effective as of the close of business on August 29, 1997, the Fund was reorganized and its fiscal year-end, subsequent to August 31, 1997, was changed to March 31 (Note 6).
(B) Represents the period from the commencement of operations (September 29, 1995) through August 31, 1996.
(C) Calculated using weighted average shares outstanding during the period.
(D) Total returns shown exclude the effect of applicable sales loads.
(E) Absent fee waivers and/or expense reimbursements, the ratio of expenses to average net assts would have been 2.83%(F) for the period ended August 31, 1996.
(F) Annualized.

See accompanying notes to financial statements.

AGGRESSIVE GROWTH FUND
FINANCIAL HIGHLIGHTS
===================================================================================================================================
                                                 Per Share Data for a Share Outstanding Throughout Each Period
===================================================================================================================================
                                                              One Month
                                                                 Ended            Year             Period
                                                               Sept. 30,          Ended             Ended
                                                               1997 (A)        August 31,        August 31,
                                                              (Unaudited)         1997            1996 (B)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period..................   $        16.29    $       10.95     $       10.00
                                                           --------------   ---------------   ---------------

Income from investment operations:
   Net investment loss..................................           ( 0.02)          ( 0.17 )          ( 0.11)(C)
   Net realized and unrealized gains on investments.....             1.13             5.54              1.06
                                                           --------------   ---------------   ---------------
Total from investment operations........................             1.11             5.37              0.95
                                                           --------------   ---------------   ---------------

Less distributions:
   Distributions from net realized gains................               --           ( 0.03 )            --
                                                           --------------   ---------------   ---------------
Total distributions.....................................               --           ( 0.03 )            --
                                                           --------------   ---------------   ---------------

Net asset value at end of period........................   $        17.40    $       16.29     $       10.95
                                                           ==============   ===============   ===============

Total return (D) .......................................            6.81%           49.09%             9.50%
                                                           ==============   ===============   ===============

Net assets at end of period (000's).....................   $       15,549    $      13,984     $       6,550
                                                           ==============   ===============   ===============

Ratio of expenses to average net assets (E) ............            1.95% (F)         1.94%             1.95% (F)

Ratio of net investment loss to average net assets......          ( 1.76%)(F)       ( 1.57%)          ( 1.26%)(F)

Portfolio turnover rate.................................               1%              51%               16%

Average commission rate per share.......................   $       0.0600    $      0.0534     $      0.0800
-----------------------------------------------------------------------------------------------------------------------------------

(A) Effective as of the close of business on August 29, 1997, the Fund was reorganized and its fiscal year-end, subsequent to August 31, 1997, was changed to March 31 (Note 6).
(B) Represents the period from the commencement of operations (September 29, 1995) through August 31, 1996.
(C) Calculated using weighted average shares outstanding during the period.
(D) Total returns shown exclude the effect of applicable sales loads.
(E) Absent fee waivers and/or expense reimbursements, the ratios of expenses to average net assets would have been 2.62% and 5.05%(F) for the periods ended August 31, 1997 and 1996, respectively.
(F) Annualized.

See accompanying notes to financial statements.

GOVERNMENT MORTGAGE FUND
FINANCIAL HIGHLIGHTS
===================================================================================================================================
                                                 Per Share Data for a Share Outstanding Throughout Each Period
===================================================================================================================================
                                            Six Months
                                               Ended
                                             Sept. 30,                  Year Ended March 31,
                                               1997
                                            (Unaudited)   1997       1996       1995       1994         1993
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period.....  $   9.23   $   9.43   $   9.22   $   9.85    $ 10.47    $ 10.18
                                            ---------- ----------  ---------  ---------  ---------  ---------

Income from investment operations:
   Net investment income...................      0.28       0.55       0.56       0.58       0.64       0.69
   Net realized and unrealized
     gains (losses) on investments.........      0.27     ( 0.20)      0.21     ( 0.59 )   ( 0.59 )     0.47
                                            ---------- ----------  ---------  ---------  ---------  ---------

Total from investment operations...........      0.55       0.35       0.77     ( 0.01 )     0.05       1.16
                                            ---------- ----------  ---------  ---------  ---------  ---------


Less distributions:
   Dividends from net investment income....    ( 0.28)    ( 0.55)    ( 0.56 )   ( 0.58 )   ( 0.64 )   ( 0.69 )
   Distributions from net realized gains...        --         --         --     ( 0.04 )   ( 0.03 )   ( 0.18 )
                                            ---------- ----------  ---------  ---------  ---------  ---------

Total distributions........................    ( 0.28)    ( 0.55)    ( 0.56 )   ( 0.62 )   ( 0.67 )   ( 0.87 )
                                            ---------- ----------  ---------  ---------  ---------  ---------

Net asset value at end of period...........  $   9.50   $   9.23   $   9.43   $   9.22    $  9.85    $ 10.47
                                            ========== ==========  =========  =========  =========  =========

Total return(A) ...........................    11.94%(C)    3.76%      8.39%      0.06%      0.30%     11.71%
                                            ========== ==========  =========  =========  =========  =========

Net assets at end of period (000's) .......  $ 15,677   $ 21,843   $ 24,916   $ 26,174    $40,479    $31,633
                                            ---------- ----------  ---------  ---------  ---------  ---------

Ratio of expenses to average net
     assets(B).............................      1.20%(C)   1.20%      1.20%      1.20%      1.20%      1.20%

Ratio of net investment income to average
     net assets............................      5.88%(C)   5.84%      5.82%      6.26%      6.14%      6.61%

Portfolio turnover rate....................      15% (C)      76%       160%       205%       246%       188%
-----------------------------------------------------------------------------------------------------------------------------------

(A) The total returns shown do not include the effect of applicable sales loads.
(B) Absent fee waivers by the Adviser, the ratios of expenses to average net assets would have been 1.32%(C) for the six months ended September 30, 1997 and 1.28% and 1.24% for the years ended March 31, 1997 and 1996, respectively (Note 4).
(C) Annualized.

See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
September 30, 1997 (Unaudited)
===============================================================================

1.   ORGANIZATION

The Utility Fund, Equity Fund, Growth/Value Fund, Aggressive Growth Fund and Government Mortgage Fund (formerly, U.S. Government Securities Fund) (collectively, the Funds) are each a series of Countrywide Strategic Trust (the Trust). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust was established as a Massachusetts business trust under a Declaration of Trust dated November 18, 1982. The Declaration of Trust, as amended, permits the Trustees to issue an unlimited number of shares of each Fund. The Growth/Value Fund and Aggressive Growth Fund were originally organized as series of Trans Adviser Funds, Inc. (Note 6).

The Utility Fund seeks a high level of current income by investing primarily in securities of public utilities. Capital appreciation is a secondary objective.

The Equity Fund seeks long-term capital appreciation by investing primarily in common stocks which are believed by the Adviser to offer growth potential.

The Growth/Value Fund seeks long-term capital appreciation primarily through equity investments in companies whose valuations may not reflect the prospect for accelerating earnings/cash flow growth. The Fund seeks to achieve its objective by investing primarily in common stocks but also in preferred stocks, convertible bonds and warrants of companies which, in the option of the Fund's investment adviser, are expected to achieve growth of investment principal over time. Investments will largely be made in companies of greater than $750 million capitalization.

The Aggressive Growth Fund seeks long-term capital appreciation primarily through equity investments. The Fund will seek growth opportunities among companies of various sizes. The Fund seeks to achieve its objective by investing primarily in common stocks but also in preferred stocks, convertible bonds, options and warrants of companies which, in the option of the Fund's investment adviser, are expected to achieve growth of investment principal over time. Many of these companies are in the small to medium-sized category (companies with market capitalizations of less than $750 million at the time of purchase).

The Government Mortgage Fund seeks high current income, consistent with the protection of capital, by investing primarily in mortgage-related securities issued or guaranteed as to principal and interest by the United States Government, its agencies or instrumentalities.

The Utility Fund and Equity Fund each offer two classes of shares: Class A shares (sold subject to a maximum front-end sales load of 4% and a distribution fee of up to 0.25% of average daily net assets) and Class C shares (sold subject to a maximum contingent deferred sales load of 1% if redeemed within a one-year period from purchase and a distribution fee of up to 1% of average daily net assets). Each Class A and Class C share of a Fund represents identical interests in the investment portfolio of such Fund and has the same rights, except that
(i) Class C shares bear the expenses of higher distribution fees, which is expected to cause Class C shares to have a higher expense ratio and to pay lower dividends than Class A shares; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iii) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements.

2.   SIGNIFICANT ACCOUNTING POLICIES

The periods ended September 30, 1997, referred to within the Notes to Financial Statements, represent the six months then ended, except for the Growth/Value Fund and Aggressive Growth Fund which represent the one month then ended. The following is a summary of the Funds' significant accounting policies:

Security valuation -- The Funds' portfolio securities are valued as of the close of business of the regular session of the New York Stock Exchange (currently 4:00 p.m., Eastern time). U.S. Government obligations and mortgage-backed securities are generally valued at their most recent bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service. Portfolio securities traded on stock exchanges and securities traded in the over-the-counter market are valued at the last sales price as of the close of business on the day the securities are being valued. Securities not traded on a particular day, or for which the last sale price is not readily available, are valued at the closing bid price quoted by brokers that make markets in the securities. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees.

Repurchase agreements -- Repurchase agreements, which are collateralized by U.S. Government obligations, are valued at cost which, together with accrued interest, approximates market. Collateral for repurchase agreements is held in safekeeping in the customer-only account of the Funds' custodian, at the Federal Reserve Bank of Cleveland. At the time each Fund enters into a repurchase agreement, the seller agrees that the value of the underlying securities, including accrued interest, will at all times be equal to or exceed the face amount of the repurchase agreement.

Share valuation -- The net asset value per share of each class of shares of the Utility Fund and Equity Fund is calculated daily by dividing the total value of the Fund's assets attributable to that class, less liabilities attibutable to that class, by the number of shares of that class outstanding. The maximum offering price per share of Class A shares of each Fund is equal to net asset value per share plus a sales load equal to 4.17% of net asset value (or 4% of the offering price). The offering price of Class C shares of each Fund is equal to net asset value per share.

The net asset value per share of the Growth/Value Fund, Aggressive Growth Fund and Government Mortgage Fund is calculated daily by dividing the total value of each Fund's assets, less liabilities, by the number of shares outstanding. The maximum offering price per share of the Growth/Value Fund and Aggressive Growth Fund is equal to net asset value per share plus a sales load equal to 4.17% of net asset value (or 4% of the offering price). The maximum offering price per share of the Government Mortgage Fund is equal to net asset value per share plus a sales load equal to 2.04% of net asset value (or 2% of the offering price).

The redemption price per share of each Fund, including each class of shares with respect to the Utility Fund and Equity Fund, is equal to the net asset value per share. However, Class C shares of the Utility Fund and Equity Fund are subject to a contingent deferred sales load of 1% of the original purchase price if redeemed within a one-year period from the date of purchase.

Investment income -- Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Discounts and premiums on securities purchased are amortized in accordance with income tax regulations which approximate generally accepted accounting principles.

Distributions to shareholders -- Dividends arising from net investment income, if any, are declared and paid quarterly to shareholders of the Utility Fund and Equity Fund and annually to shareholders of the Growth/Value Fund and Aggressive Growth Fund. Dividends arising from net investment income are declared daily and paid on the last business day of each month to shareholders of the Government Mortgage Fund. With respect to each Fund, net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with income tax regulations.

Allocations between classes -- Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for the Utility Fund and Equity Fund are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund.

Security transactions -- Security transactions are accounted for on the trade date. Securities sold are valued on a specific identification basis.

Securities traded on a to-be-announced basis -- The Government Mortgage Fund periodically trades portfolio securities on a "to-be-announced" (TBA) basis. In a TBA transaction, the Fund has committed to purchase securities for which all specific information is not yet known at the time of the trade, particularly the face amount in mortgage-backed securities transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities. When effecting such transactions, assets of a dollar amount sufficient to make payment for the portfolio securities to be purchased are placed in a segregated account on the trade date.

Organization costs -- Costs incurred by the Growth/Value Fund and Aggressive Growth Fund in connection with their organization and registration of shares, net of certain expenses, have been capitalized and are being amortized on a straight-line basis over a five year period beginning with each Fund's commencement of operations.

Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax -- It is each Fund's policy to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes is made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ending October 31) plus undistributed amounts from prior years.

The following information is based upon federal income tax cost of portfolio investments (excluding repurchase agreements) as of September 30, 1997:

-----------------------------------------------------------------------------------------------------------------------------------
                                                                              Growth/    Aggressive    Government
                                                     Utility      Equity       Value       Growth       Mortgage
                                                      Fund         Fund        Fund         Fund          Fund
-----------------------------------------------------------------------------------------------------------------------------------
Gross unrealized appreciation...................  $9,942,792   $7,009,565   $7,782,654   $5,841,176     $401,391
Gross unrealized depreciation...................   ( 217,105)   ( 292,138)   ( 191,587)   ( 93,763)           --
                                                 -----------  -----------  -----------  ----------   -----------
Net unrealized appreciation.....................  $9,725,687   $6,717,427   $7,591,067  $5,747,413      $401,391
                                                 ===========  ===========  ===========  ==========   ===========

Federal income tax cost......................... $28,549,833  $25,566,891  $19,809,332  $9,878,384   $20,687,560
                                                 ===========  ===========  ===========  ==========   ===========
-----------------------------------------------------------------------------------------------------------------------------------

As of March 31, 1997, the Government Mortgage Fund had capital loss carryforwards for federal income tax purposes of $4,463,989. As of August 31, 1997, the Aggressive Growth Fund had capital loss carryforwards for federal income tax purposes of $154,085. In addition, the Aggressive Growth Fund elected to defer until its subsequent tax year $202,393 of capital losses incurred after October 31, 1996. These capital loss carryforwards and "post-October" losses may be utilized in the current and future years to offset net realized capital gains prior to distributing such gains to shareholders.

3.  INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) were as follows for the periods ended September 30, 1997:

-----------------------------------------------------------------------------------------------------------------------------------
                                                                               Growth/    Aggressive  Government
                                                     Utility      Equity        Value       Growth     Mortgage
                                                      Fund         Fund         Fund         Fund        Fund
-----------------------------------------------------------------------------------------------------------------------------------
Purchases of investment securities..............  $      --    $10,284,332   $2,724,015    $988,727   $1,505,775
                                                  ==========   ===========   ==========   =========   ==========
Proceeds from sales and maturities of investment
     securities.................................  $1,631,343      $856,096   $3,975,007     $95,997   $1,780,178
                                                  ==========   ===========   ==========   =========   ==========
-----------------------------------------------------------------------------------------------------------------------------------


4.   TRANSACTIONS WITH AFFILIATES

The Chairman and the President of the Trust are also officers of Countrywide Financial Services, Inc., whose subsidiaries include Countrywide Investments, Inc. (the Adviser), the Trust's investment adviser and principal underwriter, and Countrywide Fund Services, Inc. (CFS), the Trust's transfer agent, shareholder service agent and accounting services agent. Countrywide Financial Services, Inc. is a wholly-owned subsidiary of Countrywide Credit Industries, Inc., a New York Stock Exchange listed company principally engaged in the business of residential mortgage lending.

MANAGEMENT AGREEMENTS
Each Fund's investments are managed by the Adviser under the terms of a Management Agreement. Under the Management Agreement, the Utility Fund, Equity Fund and Government Mortgage Fund each pay the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate of 0.75% of its respective average daily net assets up to $200 million, 0.70% of such net assets from $200 million to $500 million and 0.50% of such net assets in excess of $500 million. The Growth/Value Fund and Aggressive Growth Fund each pay the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate of 1.00% of its respective average daily net assets up to $50 million; 0.90% of such net assets from $50 million to $100 million; 0.80% of such net assets from $100 million to $200 million; and 0.75% of such net assets in excess of $200 million.

Mastrapasqua and Associates, Inc. (Mastrapasqua) has been retained by the Adviser to manage the investments of the Growth/Value Fund and Aggressive Growth Fund. The Adviser (not the Funds) pays Mastrapasqua a fee, which is computed and accrued daily and paid monthly, at an annual rate of 0.60% of each Fund's respective average daily net assets up to $50 million; 0.50% of such net assets from $50 million to $100 million; 0.40% of such net assets from $100 million to $200 million; and 0.35% of such net assets in excess of $200 million.

In order to voluntarily reduce operating expenses for the six months ended September 30, 1997, the Adviser reimbursed $187 of Class A expenses for the Equity Fund and waived $12,500 of its advisory fees for the Government Mortgage Fund.

The Adviser has agreed, until at least August 31, 1999, to waive fees and reimburse expenses to the extent necessary to limit total operating expenses to 1.95% for each of the Growth/Value Fund and Aggressive Growth Fund.

TRANSFER AGENT AND SHAREHOLDER SERVICE AGREEMENT
Under the terms of the Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement between the Trust and CFS, CFS maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, CFS receives a monthly fee at an annual rate of $17.00 per shareholder account from each of the Utility Fund, Equity Fund, Growth/Value Fund and Aggressive Growth Fund and $21.00 per shareholder account from the Government Mortgage Fund, subject to a $1,000 minimum monthly fee for each Fund, or for each class of shares of a Fund, as applicable. In addition, each Fund pays out-of-pocket expenses including, but not limited to, postage and supplies.

ACCOUNTING SERVICES AGREEMENT
Under the terms of the Accounting Services Agreement between the Trust and CFS, CFS calculates the daily net asset value per share and maintains the financial books and records of each Fund. For these services, CFS receives a monthly fee, based on current asset levels, of $3,500 from each of the Utility Fund and the Equity Fund, $2,500 from each of the Growth/Value Fund and Aggressive Growth Fund and $3,250 from the Government Mortgage Fund. In addition, each Fund pays certain out-of-pocket expenses incurred by CFS in obtaining valuations of such Fund's portfolio securities.

UNDERWRITING AGREEMENT
The Adviser is the Funds' principal underwriter and, as such, acts as the exclusive agent for distribution of the Funds' shares. Under the terms of the Underwriting Agreement between the Trust and the Adviser, the Adviser earned $1,359, $762, $6,040, $5,282 and $91 from underwriting and broker commissions on the sale of shares of the Utility Fund, Equity Fund, Growth/Value Fund, Aggressive Growth Fund and Government Mortgage Fund, respectively, for the periods ended September 30, 1997. In addition, the Adviser collected $1,275 and $944 of contingent deferred sales loads on the redemption of Class C shares of the Utility Fund and the Equity Fund, respectively.

PLANS OF DISTRIBUTION
The Trust has a Plan of Distribution (Class A Plan) under which shares of each Fund having one class of shares and Class A shares of each Fund having two classes of shares may directly incur or reimburse the Adviser for expenses related to the distribution and promotion of shares. The annual limitation for payment of such expenses under the Class A Plan is 0.25% of average daily net assets attributable to such shares.

The Trust also has a Plan of Distribution (Class C Plan) under which Class C shares of each Fund having two classes of shares may directly incur or reimburse the Adviser for expenses related to the distribution and promotion of shares. The annual limitation for payment of such expenses under the Class C Plan is 1% of average daily net assets attributable to Class C shares.

PRIOR AFFILIATE AGREEMENTS
Prior to August 30, 1997, the investment adviser of the Growth/Value Fund and Aggressive Growth Fund was Trans Financial Bank, N.A.; Forum Financial Corp. served as the transfer agent and dividend disbursing agent and performed portfolio accounting services; Forum Financial Services, Inc. acted as distributor of each Fund's shares; and Forum Administrative Services, LLC supervised the administration of all aspects of each Fund's operations. Contractual amounts paid by the Funds for the performance of these services are reflected in each Fund's Statement of Operations for the year ended August 31, 1997. As of September 30, 1997, Trans Financial Bank, N.A. was a significant shareholder of record of the Growth/Value Fund and Aggressive Growth Fund.

5.  CAPITAL SHARE TRANSACTIONS

Proceeds and payments on capital shares as shown in the Statements of Changes in Net Assets are the result of the following capital share transactions for the periods shown:

-----------------------------------------------------------------------------------------------------------------------------------
                                                 Growth/Value           Aggressive Growth                        Government
                                                    Fund                     Fund                               Mortgage Fund
-----------------------------------------------------------------------------------------------------------------------------------
                                       One Month                           One Month                       Six Months
                                         Ended      Year        Period       Ended     Year       Period      Ended       Year
                                       Sept. 30,    Ended        Ended      Sept. 30,  Ended       Ended     Sept. 30,    Ended
                                         1997     Aug.  31,     Aug. 31,      1997    Aug. 31,    Aug. 31,      1997     Mar. 31,
                                      (Unaudited)    1997         1996    (Unaudited)   1997       1996     (Unaudited)   1997
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold...........................    69,583     751,684    1,408,416     68,552    418,585    668,440     25,308     317,801
Shares issued in reinvestment of
  distributions to shareholders.......        --      16,584           --         --        376         --     57,605     114,706
Shares redeemed.......................  ( 65,589)  ( 434,401)    ( 57,598)  ( 33,455) ( 158,580)  ( 70,133) ( 799,728)  ( 707,804)
                                      ----------   ---------    ---------   --------  ---------   --------  ---------   ---------
Net increase (decrease) in shares
     outstanding......................     3,994     333,867    1,350,818     35,097    260,381    598,307  ( 716,815)  ( 275,297)
Shares outstanding, beginning of
     period........................... 1,684,685   1,350,818           --    858,688    598,307         --  2,366,923   2,642,220
                                      ----------   ---------    ---------   --------  ---------   --------  ---------   ---------
Shares outstanding, end of period..... 1,688,679   1,684,685    1,350,818    893,785    858,688    598,307  1,650,108   2,366,923
                                      ==========   =========    =========   ========  =========   ========  =========   =========
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                             Utility                        Equity
                                                              Fund                           Fund
-----------------------------------------------------------------------------------------------------------------------------------
                                                    Six Months                     Six Months
                                                       Ended          Year            Ended          Year
                                                     Sept. 30,        Ended         Sept. 30,        Ended
                                                       1997         March 31,         1997         March 31,
                                                    (Unaudited)       1997         (Unaudited)       1997
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A
Shares sold....................................        162,820         295,396      1,231,415        562,866
Shares issued in reinvestment of distributions
   to shareholders.............................         42,526         104,692          5,382         11,085
Shares redeemed................................      ( 450,503)      ( 802,704)     ( 646,396)     ( 168,288)
                                                 -------------   --------------  -------------  -------------

Net increase (decrease) in shares outstanding..      ( 245,157)      ( 402,616)       590,401        405,663
Shares outstanding, beginning of period........      2,900,247       3,302,863      1,088,598        682,935
                                                 -------------   --------------  -------------  -------------

Shares outstanding, end of period..............      2,655,090       2,900,247      1,678,999      1,088,598
                                                 =============   ==============  =============  =============

CLASS C
Shares sold....................................          6,068          79,210         10,712         50,018
Shares issued in reinvestment of distributions
   to shareholders.............................          2,801           7,261             --            930
Shares redeemed................................       ( 47,020)      ( 138,592)      ( 20,309)      ( 45,330)
                                                 -------------   --------------  -------------  -------------

Net increase (decrease) in shares outstanding..       ( 38,151)       ( 52,121)       ( 9,597)         5,618
Shares outstanding, beginning of period........        249,358         301,479        201,191        195,573
                                                 -------------   --------------  -------------  -------------

Shares outstanding, end of period..............        211,207         249,358        191,594        201,191
                                                 =============   ==============  =============  =============
-----------------------------------------------------------------------------------------------------------------------------------


6. AGREEMENT AND PLAN OF REORGANIZATION

The Growth/Value Fund and Aggressive Growth Fund were originally organized as series of Trans Adviser Funds, Inc., an open-end management investment company incorporated under the laws of the State of Maryland. Trans Adviser Funds, Inc. consisted of five investment portfolios, including the Growth/Value Fund and Aggressive Growth Fund (the Predecessor Funds). The Predecessor Funds had investment objectives, policies and restrictions substantially identical to the Funds.

As of the close of business on August 29, 1997, pursuant to an Agreement and Plan of Reorganization dated May 31, 1997, all assets and liabilities of each Predecessor Fund were transferred in exchange for capital shares of a corresponding series of Countrywide Strategic Trust. Each Predecessor fund then distributed to its shareholders as a liquidating dividend all capital shares of the like Fund in exchange for and in cancellation of its capital shares. When the reorganization was completed, shareholders of each Fund owned the same proportional interest as they owned in the Predecessor Fund immediately before the reorganization, and each Fund owned the same portfolio of investments as the Predecessor Fund immediately before the reorganization.

For federal income tax purposes, the reorganization of the Growth/Value Fund and Aggressive Growth Fund qualifies as a tax-free reorganization with no tax consequences to the Predecessor Funds, the Funds or their shareholders. In connection with the reorganizaiton, the fiscal year-end of each Fund has been changed from August 31 to March 31.

UTILITY FUND
PORTFOLIO OF INVESTMENTS
September 30, 1997 (Unaudited)
===================================================================================================================================
                                                                                                    Market
COMMON STOCK -- 92.6%                                                             Shares             Value
-----------------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES -- 46.9%
Baltimore Gas & Electric Co..............................................           50,050     $   1,388,887
CMS Energy Corp..........................................................           60,000         2,220,000
Central Louisiana Electric...............................................           30,000           826,875
CINergy Corp.............................................................           50,000         1,671,875
DPL, Inc.................................................................           50,000         1,225,000
Dominion Resources, Inc..................................................           30,000         1,136,250
Duke Power Co............................................................           42,000         2,076,375
FPL Group, Inc...........................................................           45,000         2,306,250
Kansas City Power & Light Co.............................................           60,000         1,762,500
Northern States Power Co.................................................           38,000         1,890,500
Scana Corp...............................................................           70,000         1,754,375
                                                                                              ---------------
                                                                                               $  18,258,887
                                                                                              ---------------
TELECOMMUNICATIONS -- 27.7%
Ameritech Corp...........................................................           35,000     $   2,327,500
AT&T Corp................................................................           30,000         1,329,375
Bell Atlantic Corp.......................................................           25,000         2,010,937
BellSouth Corp...........................................................           50,000         2,312,500
GTE Corp.................................................................           45,000         2,041,875
Lucent Technologies, Inc.................................................            9,722           791,128
                                                                                              ---------------
                                                                                               $  10,813,315
                                                                                              ---------------
GAS COMPANIES -- 14.0%
Enron Corp...............................................................           15,000     $     577,500
MCN Corp.................................................................           70,000         2,240,000
Nicor, Inc...............................................................           20,000           750,000
Oneok, Inc...............................................................           25,000           815,625
Wicor, Inc...............................................................           25,000         1,079,688
                                                                                              ---------------
                                                                                               $   5,462,813
                                                                                              ---------------
WATER COMPANIES -- 4.0%
American Water Works, Inc................................................           70,000     $   1,548,750
                                                                                              ---------------

TOTAL COMMON STOCK (Cost $26,460,634)....................................                      $  36,083,765
                                                                                              ---------------



===================================================================================================================================
                                                                                   Par              Market
CORPORATE BONDS -- 5.6%                                                            Value             Value
-----------------------------------------------------------------------------------------------------------------------------------
Dayton Power & Light Co., 8.40%, 12/01/22................................    $   1,000,000     $   1,068,104
New York Telephone Co., 9.375%, 7/15/31..................................        1,000,000         1,123,651
                                                                            ---------------   ---------------
TOTAL CORPORATE BONDS (Amortized Cost $2,089,199)........................    $   2,000,000     $   2,191,755
                                                                            ===============   ---------------

TOTAL INVESTMENTS AT VALUE-- 98.2% (Amortized Cost $28,549,833)..........                      $  38,275,520
                                                                                              ---------------


UTILITY FUND (continued)
===================================================================================================================================
                                                                                   Face             Market
REPURCHASE AGREEMENTS(1) -- 1.9%                                                   Value             Value
-----------------------------------------------------------------------------------------------------------------------------------
Dean Witter Reynolds, Inc., 5.50%, dated 9/30/97, due 10/01/97,
   repurchase proceeds $722,110..........................................    $     722,000     $     722,000
                                                                            ---------------   ---------------
TOTAL REPURCHASE AGREEMENTS .............................................    $     722,000     $     722,000
                                                                            ===============   ---------------

TOTAL INVESTMENTS AND REPURCHASE
   AGREEMENTS AT VALUE-- 100.1% .........................................                      $  38,997,520

LIABILITIES IN EXCESS OF OTHER ASSETS-- (0.1)% ..........................                           ( 32,897)
                                                                                              ---------------

NET ASSETS-- 100.0% .....................................................                      $ 38,964,623
                                                                                              ===============

(1) Repurchase agreements are fully collateralized by U.S. Government obligations.

See accompanying notes to financial statements.

EQUITY FUND
PORTFOLIO OF INVESTMENTS
September 30, 1997 (Unaudited)
===================================================================================================================================
                                                                                                    Market
COMMON STOCK -- 85.9%                                                             Shares             Value
-----------------------------------------------------------------------------------------------------------------------------------
CONSUMER, NON-CYCLICAL -- 22.9%
Albertson's, Inc.........................................................           15,000     $     523,125
Newell Co................................................................           25,000         1,000,000
PepsiCo, Inc.............................................................           25,000         1,014,062
Pfizer, Inc..............................................................           20,000         1,201,250
Procter & Gamble Co......................................................           16,000         1,105,000
Sara Lee Corp............................................................           17,000           875,500
Schering-Plough Corp.....................................................           12,000           618,000
United Healthcare Corp...................................................           16,000           800,000
                                                                                              ---------------
                                                                                               $   7,136,937
                                                                                              ---------------
FINANCIAL SERVICES -- 16.4%
AFLAC, Inc...............................................................           15,000     $     813,750
American General Corp....................................................            8,600           446,125
American International Group.............................................           11,000         1,135,063
Bank of New York Co., Inc................................................           22,000         1,056,000
Freddie Mac..............................................................           30,000         1,057,500
Norwest Corp.............................................................           10,000           612,500
                                                                                              ---------------
                                                                                               $   5,120,938
                                                                                              ---------------
TECHNOLOGY -- 13.8%
Compaq Computer Corp. ...................................................           15,000     $   1,121,250
Electronic Data Systems Corp.............................................           15,000           532,500
Hewlett-Packard Co.......................................................           10,000           695,625
Intel Corp...............................................................           10,000           923,125
Loral Space & Communications* ...........................................           11,000           226,875
Lucent Technologies, Inc.................................................            1,944           158,193
Motorola, Inc............................................................            9,000           646,875
                                                                                              ---------------
                                                                                               $   4,304,443
                                                                                              ---------------
CONSUMER, CYCLICAL -- 13.2%
Gap, Inc.................................................................           20,000     $   1,001,250
Mattel, Inc..............................................................           30,000           993,750
McDonald's Corp..........................................................           23,000         1,095,375
The Walt Disney Co.......................................................           13,000         1,048,125
                                                                                              ---------------
                                                                                               $   4,138,500
                                                                                              ---------------
INDUSTRIAL -- 9.3%
Deere & Co...............................................................           18,000     $     967,500
Diebold, Inc.............................................................           13,500           639,563
Emerson Electric Co......................................................           10,000           576,250
Millipore Corp...........................................................           15,000           736,875
                                                                                              ---------------
                                                                                               $   2,920,188
                                                                                              ---------------
ENERGY -- 6.6%
Baker Hughes, Inc........................................................           25,000     $   1,093,750
Enron Corp...............................................................           25,000           962,500
                                                                                              ---------------
                                                                                               $   2,056,250
                                                                                              ---------------
CONGLOMERATES -- 3.7%
General Electric Co......................................................           17,000     $   1,157,062
                                                                                              ---------------

TOTAL COMMON STOCK (Cost $20,116,891)....................................                      $  26,834,318
                                                                                              ---------------


EQUITY FUND (continued)
===================================================================================================================================
                                                                                   Par             Market
U.S. GOVERNMENT AGENCY ISSUES-- 17.5%                                             Value             Value
-----------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank Discount Note, 10/01/97 (Amortized Cost $5,450,000)    $ 5,450,000      $   5,450,000
                                                                            ===============   ---------------

TOTAL INVESTMENTS AT VALUE-- 103.4% (Amortized Cost $25,566,891).........                      $  32,284,318

LIABILITIES IN EXCESS OF OTHER ASSETS--  (3.4)% .........................                        ( 1,060,647)
                                                                                              ---------------

NET ASSETS-- 100.0% .....................................................                      $  31,223,671
                                                                                              ===============

* Non-income producing security.

See accompanying notes to financial statements.

GROWTH/VALUE FUND
PORTFOLIO OF INVESTMENTS
September 30, 1997 (Unaudited)
===================================================================================================================================
                                                                                                    Market
COMMON STOCK -- 96.9%                                                             Shares             Value
-----------------------------------------------------------------------------------------------------------------------------------
TECHNOLOGY -- 28.5%
EMC Corp.*...............................................................            4,000     $     233,500
International Business Machines Corp.....................................           14,000         1,483,125
Lam Research Corp.*......................................................           18,000           837,000
Novell, Inc.*............................................................           50,000           448,437
Novellus Systems, Inc.*..................................................            6,000           756,000
Oracle Corp.*............................................................           22,500           819,844
QLogic Corp.*............................................................           12,500           523,438
SCB Computer Technology, Inc.*...........................................           15,000           315,000
Sun Microsystems, Inc.*..................................................           20,000           936,250
VERITAS Software Corp.*..................................................            4,000           175,750
Western Digital Corp.*...................................................           35,000         1,402,187
                                                                                              ---------------
                                                                                               $   7,930,531
                                                                                              ---------------
HEALTH CARE -- 22.0%
AmeriSource Health Corp. - Class A*......................................           10,000     $     584,375
Bard (C.R.), Inc.........................................................           10,000           339,375
Beverly Enterprises, Inc.*...............................................           20,000           347,500
Bristol-Myers Squibb Co..................................................            8,000           662,000
HEALTHSOUTH Corp.*.......................................................            9,690           258,602
Health Management Associates, Inc. - Class A*............................            7,500           237,188
Manor Care, Inc..........................................................           15,000           498,750
PhyCor, Inc.*............................................................           12,000           348,750
Quorum Health Group, Inc.*...............................................           11,250           274,922
Schering-Plough Corp.....................................................           20,000         1,030,000
Sybron International Corp.*..............................................           15,000           644,063
Teva Pharmaceutical Industries, Ltd. - ADR...............................           10,000           557,500
Warner-Lambert Co........................................................            2,500           337,344
                                                                                              ---------------
                                                                                               $   6,120,369
                                                                                              ---------------
ENERGY -- 17.1%
Baker Hughes, Inc........................................................           15,000     $     656,250
Domain Energy Corp.*.....................................................           10,000           185,000
McDermott International, Inc.............................................           10,000           365,000
Nuevo Energy Co.*........................................................           12,000           574,500
Pride International, Inc.*...............................................           20,000           680,000
Schlumberger, Ltd........................................................           12,000         1,010,250
Seagull Energy Corp.*....................................................           10,000           255,000
Stone Energy Corp.*......................................................           10,000           336,250
The Williams Companies, Inc..............................................           15,000           702,188
                                                                                              ---------------
                                                                                               $   4,764,438
                                                                                              ---------------
FINANCIAL SERVICES -- 14.8%
Ace, Ltd.................................................................           10,000     $     946,875
Capital One Financial Corp...............................................           24,500         1,120,875
Centura Banks, Inc.......................................................           10,000           550,625
Chase Manhattan Corp.....................................................            7,500           885,000
Chubb Corp...............................................................            5,000           355,312
Penncorp Financial Group, Inc............................................            8,000           248,000
                                                                                              ---------------
                                                                                               $   4,106,687
                                                                                              ---------------


GROWTH/VALUE FUND (continued)
===================================================================================================================================
                                                                                                    Market
COMMON STOCK -- 96.9%                                                             Shares             Value
-----------------------------------------------------------------------------------------------------------------------------------
RETAIL -- 6.5%
Carnival Corp. - Class A.................................................           12,500     $     578,125
OfficeMax, Inc.*.........................................................           10,000           151,875
Safeway, Inc.*...........................................................            7,500           407,812
Walgreen Co..............................................................            4,600           117,875
Wal-Mart Stores, Inc.....................................................           15,000           549,375
                                                                                              ---------------
                                                                                               $   1,805,062
                                                                                              ---------------
LEISURE TIME -- 2.8%
Host Marriott Corp.*.....................................................           15,000     $     341,250
Promus Hotel Corp.*......................................................           10,000           448,125
                                                                                              ---------------
                                                                                               $     789,375
                                                                                              ---------------
BEVERAGES -- 2.5%
PepsiCo, Inc.............................................................           17,000     $     689,562
                                                                                              ---------------

CAPTIAL GOODS -- 2.1%
Emerson Electric Co......................................................           10,000     $     576,250
                                                                                              ---------------

TRANSPORTATION -- 0.6%
Heartland Express, Inc.*.................................................            5,000     $     138,125
                                                                                              ---------------

TOTAL COMMON STOCK (Cost $19,329,332)....................................                      $  26,920,399
                                                                                              ---------------

===================================================================================================================================
                                                                                   Par             Market
U.S. GOVERNMENT AGENCY ISSUES-- 1.7%                                              Value             Value
-----------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank Discount Note, 10/01/97 (Amortized Cost $480,000)        $ 480,000      $     480,000
                                                                            ---------------   ---------------

TOTAL INVESTMENTS AT VALUE-- 98.6% (Amortized Cost $19,809,332) .........                      $  27,400,399

OTHER ASSETS IN EXCESS OF LIABILITIES-- 1.4% ............................                            382,851
                                                                                              ---------------

NET ASSETS-- 100.0% .....................................................                      $  27,783,250
                                                                                              ===============

* Non-income producing security.

See accompanying notes to financial statements.

AGGRESSIVE GROWTH FUND
PORTFOLIO OF INVESTMENTS
September 30, 1997 (Unaudited)
===================================================================================================================================
                                                                                                    Market
COMMON STOCK -- 100.5%                                                            Shares             Value
-----------------------------------------------------------------------------------------------------------------------------------
TECHNOLOGY -- 39.4%
Lam Research Corp.*......................................................           10,000     $     465,000
Novell, Inc.*............................................................           55,000           493,281
Novellus Systems, Inc.*..................................................            4,000           504,000
Oracle Corp.*............................................................           11,250           409,922
QLogic Corp.*............................................................           12,500           523,437
SCB Computer Technology, Inc.*...........................................           16,500           346,500
Semtech Corp.*...........................................................           12,000           829,500
SMART Modular Technologies, Inc.*........................................           15,000         1,245,000
Sun Microsystems, Inc.*..................................................           10,000           468,125
VERITAS Software Corp.*..................................................            1,000            43,938
Western Digital Corp.*...................................................           20,000           801,250
                                                                                              ---------------
                                                                                               $   6,129,953
                                                                                              ---------------
HEALTH CARE -- 20.3%
Alternative Living Services, Inc.*.......................................           10,000     $     242,500
AmeriSource Health Corp. - Class A*......................................            7,500           438,281
Atria Communities, Inc.*.................................................           20,000           360,000
Bard (C.R.), Inc.........................................................            5,000           169,688
HealthCare COMPARE Corp.*................................................           10,000           638,750
Health Management Associates, Inc. - Class A*............................           10,000           316,250
Manor Care, Inc..........................................................           10,000           332,500
PhyCor, Inc.*............................................................            1,500            43,594
Quorum Health Group, Inc.*...............................................            7,500           183,281
Sybron International Corp.*..............................................           10,000           429,375
                                                                                              ---------------
                                                                                               $   3,154,219
                                                                                              ---------------
ENERGY -- 19.1%
Domain Energy Corp.*.....................................................           10,000     $     185,000
Hagler Bailly, Inc.*.....................................................            5,000           126,875
McDermott International, Inc.............................................            7,000           255,500
Nuevo Energy Co.*........................................................            9,000           430,875
Pride International, Inc.*...............................................           15,000           510,000
St. Mary Land & Exploration Co...........................................            5,000           226,875
Seagull Energy Corp.*....................................................            7,500           191,250
Stone Energy Corp.*......................................................            7,500           252,188
Tuboscope, Inc.*.........................................................           10,000           313,750
Vintage Petroleum, Inc...................................................            5,000           246,250
The Williams Companies, Inc..............................................            5,000           234,062
                                                                                              ---------------
                                                                                               $   2,972,625
                                                                                              ---------------
FINANCIAL SERVICES -- 7.8%
Ace, Ltd.................................................................            6,000     $     568,125
Capital One Financial Corp...............................................           10,000           457,500
Penncorp Financial Group, Inc............................................            6,000           186,000
                                                                                              ---------------
                                                                                               $   1,211,625
                                                                                              ---------------
RETAIL -- 5.6%
Carnival Corp. - Class A.................................................            5,000     $     231,250
Central Newspapers, Inc. - Class A.......................................            4,000           297,000
OfficeMax, Inc.*.........................................................           10,000           151,875
Walgreen Co..............................................................            7,400           189,625
                                                                                              ---------------
                                                                                               $     869,750
                                                                                              ---------------


AGGRESSIVE GROWTH FUND (continued)
===================================================================================================================================
                                                                                                    Market
COMMON STOCK -- 100.5%                                                            Shares             Value
-----------------------------------------------------------------------------------------------------------------------------------
LEISURE TIME -- 5.1%
Host Marriott Corp.*.....................................................           15,000     $     341,250
Promus Hotel Corp.*......................................................           10,000           448,125
                                                                                              ---------------
     ....................................................................                      $     789,375
                                                                                              ---------------

TRANSPORTATION -- 3.2%
Eagle USA AirFreight, Inc.*..............................................            5,000     $     167,500
Simon Transportation Services, Inc.*.....................................           14,000           330,750
                                                                                              ---------------
     ....................................................................                      $     498,250
                                                                                              ---------------

TOTAL COMMON STOCK (Cost $9,878,384) ....................................                      $  15,625,797
                                                                                              ---------------

LIABILITIES IN EXCESS OF OTHER ASSETS-- (0.5)% ..........................                           ( 77,005)
                                                                                              ---------------

NET ASSETS-- 100.0% .....................................................                      $  15,548,792
                                                                                              ===============

* Non-income producing security.

See accompanying notes to financial statements.



GOVERNMENT MORTGAGE FUND
PORTFOLIO OF INVESTMENTS
September 30, 1997 (Unaudited)
===================================================================================================================================
                                                                                    Par             Market
INVESTMENTS -- 134.5%                                                              Value             Value
-----------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY ISSUES -- 28.7%
Federal Home Loan Bank Discount Note, 10/01/97...........................    $     950,000     $     950,000
Federal Home Loan Mortgage Corp., 6.80%, 7/09/04.........................        1,500,000         1,516,666
Federal Home Loan Mortgage Corp., 7.05%, 6/08/05.........................        2,000,000         2,039,342
                                                                            ---------------   ---------------
TOTAL U.S. GOVERNMENT AGENCY ISSUES

(Amortized Cost $4,468,170)..............................................    $   4,450,000     $   4,506,008
                                                                            ---------------   ---------------

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES -- 105.8%
Federal Home Loan Mortgage Corp. #E00228, 6.50%, 7/01/08.................    $   1,437,113     $   1,432,816
Federal Home Loan Mortgage Corp. #G30054, 7.50%, 9/01/16.................        1,898,267         1,949,178
Federal National Mortgage Assoc. #250689, 7.50%, 9/01/03.................        1,769,874         1,807,059
Federal National Mortgage Assoc. #50811, 7.50%, 12/01/12.................          939,997           962,670
Federal National Mortgage Assoc. #190666, 7.00%, 3/01/14.................        1,502,908         1,517,952
Federal National Mortgage Assoc. #220114, 7.00%, 6/01/23.................        2,425,509         2,425,315
Federal National Mortgage Assoc. #317691, 7.00%, 8/01/25.................        2,772,115         2,764,270
Federal National Mortgage Assoc. #351694, 7.50%, 11/01/26................          959,092           975,665
Federal National Mortgage Assoc. #358484, 7.50%, 11/01/26................          962,688           979,323
Government National Mortgage Assoc. #319358, 8.00%, 4/15/22..............        1,702,715         1,768,695
                                                                            ---------------   ---------------
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES

(Amortized Cost $16,219,390).............................................    $  16,370,278     $  16,582,943
                                                                            ---------------   ---------------

TOTAL INVESTMENTS AT VALUE

(Amortized Cost $20,687,560).............................................    $  20,820,278     $  21,088,951
                                                                            ===============

LIABILITIES IN EXCESS OF OTHER ASSETS-- (34.5)% .........................                        ( 5,412,431 )
                                                                                              ---------------

NET ASSETS-- 100.0% .....................................................                      $  15,676,520
                                                                                              ===============

See accompanying notes to financial statements.


LOGO: Countrywide Investments

Countrywide Investments


COUNTRYWIDE STRATEGIC TRUST
312 Walnut St., 21st Floor
Cincinnati, Ohio 45202-4094
Nationwide: (Toll Free) 800-543-8721
Cincinnati: 629-2000
Rate Line: 579-0999

Shareholder Services
Nationwide: (Toll Free) 800-543-0407
Cincinnati: 629-2050

BOARD OF TRUSTEES
Angelo R. Mozilo, Chairman
Robert H. Leshner, President
Donald L. Bogdon, M.D.
John R. Delfino
H. Jerome Lerner
Oscar P. Robertson
John F. Seymour, Jr.
Sebastiano Sterpa

INVESTMENT ADVISER
Countrywide Investments, Inc.
312 Walnut St., 21st Floor
Cincinnati, Ohio 45202-4094

TRANSFER AGENT
Countrywide Fund Services, Inc.
P.O. Box 5354
Cincinnati, Ohio 45201-5354


This report is authorized for distribution only when it is accompanied or preceded by a current prospectus of Countrywide Strategic Trust.